J. & W. Seligman & Co.
                                  Incorporated

                                                May 8, 2006

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, DC  20549

Re:      Seligman Growth Fund, Inc. (the "Fund")
         Post-Effective Amendment No. 86
         File Nos. 2-10836 and 811-229

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the Fund's Prospectuses and Statement of Additional Information, dated May 1, 2006, that would have been filed pursuant to Rule 497(c) does not differ from those contained in Post-Effective Amendment No. 86 to the Fund's Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on May 1, 2006.

      If you have any questions, please do not hesitate to contact me at (212) 850-1393.

                                                Very truly yours,

                                                /s/Christine Brennan

                                                Christine Brennan
                                                Senior Paralegal
                                                Law and Regulation

           100 Park Avenue   New York, New York 10017   (212) 850-1864